Rights of use of assets (Details 4)	12 Months Ended
Jun. 30, 2021
Operations Center Argentina [Member]
Statement [Line Items]
Average discount rate	10.61%
Maturity date	2023-2041
Agricultural Business [Member]
Statement [Line Items]
Average discount rate	5.80%
Maturity date	2022-2050